Debt - Analysis of borrowings by currency (Details) € in Millions, £ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings
Debt	£ 6,544		£ 6,497
Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	762		220
Term debt
Disclosure of detailed information about borrowings
Debt	5,679		6,136
Lease liabilities
Disclosure of detailed information about borrowings
Debt	103		141
US dollars
Disclosure of detailed information about borrowings
Debt	2,713		2,459
US dollars | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	446		188
US dollars | Term debt
Disclosure of detailed information about borrowings
Debt	2,246		2,234
Debt denominated in another currency, swapped into given currency	493	€ 600	501	€ 600
Fair value of derivative financial instruments against debt denominated in another currency, swapped into given currency	42		23
US dollars | Lease liabilities
Disclosure of detailed information about borrowings
Debt	21		37
Pounds sterling
Disclosure of detailed information about borrowings
Debt	38		29
Pounds sterling | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	8
Pounds sterling | Lease liabilities
Disclosure of detailed information about borrowings
Debt	30		29
Euro
Disclosure of detailed information about borrowings
Debt	3,757		3,973
Euro | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	295		24
Euro | Term debt
Disclosure of detailed information about borrowings
Debt	3,433		3,902
Euro | Lease liabilities
Disclosure of detailed information about borrowings
Debt	29		47
Other currencies
Disclosure of detailed information about borrowings
Debt	36		36
Other currencies | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	13		8
Other currencies | Lease liabilities
Disclosure of detailed information about borrowings
Debt	£ 23		£ 28